Trade receivables (Details 5) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Opening balance		R$ 26,616	R$ 22,524	R$ 19,397
Additions	R$ 5,932		29,870	6,936
Reversals	(3,649)		(4,855)	(1,975)
Write offs	(9,502)		(15,484)	(1,834)
Closing balance	R$ 19,397	R$ 19,397	R$ 32,055	R$ 22,524